Subsequent Events (Details)																									1 Months Ended						3 Months Ended						9 Months Ended	12 Months Ended
	Dec. 16, 2025 USD ($) $ / shares shares	Dec. 08, 2025 USD ($)	Nov. 28, 2025 USD ($) $ / shares shares	Nov. 25, 2025 USD ($) $ / shares shares	Nov. 13, 2025 shares	Oct. 09, 2025 USD ($) shares	Sep. 26, 2025 USD ($)	Sep. 19, 2025 USD ($) $ / shares shares	Sep. 15, 2025 USD ($) $ / shares shares	Sep. 04, 2025 USD ($) $ / shares shares	Sep. 01, 2025 USD ($)	Sep. 01, 2025 ILS (₪)	Aug. 28, 2025 USD ($) $ / shares shares	Aug. 20, 2025 USD ($) shares	Aug. 05, 2025 GBP (£) shares	Jun. 15, 2025 USD ($)	May 13, 2025 USD ($)	Feb. 11, 2025 USD ($)	Dec. 18, 2024 USD ($) $ / shares shares	Dec. 16, 2024 USD ($) shares	Dec. 15, 2024 shares	Dec. 31, 2023 shares	Sep. 30, 2023 USD ($) $ / shares shares		Jul. 31, 2025 USD ($)	Feb. 28, 2025 shares	Dec. 31, 2024 USD ($) $ / shares shares		Nov. 30, 2024 USD ($) shares	Dec. 31, 2023 shares	Sep. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2025 shares	Mar. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($) $ / shares shares		Dec. 31, 2024 ILS (₪) shares	Sep. 30, 2025 GBP (£) shares	Sep. 30, 2024 USD ($) $ / shares shares		Sep. 30, 2024 GBP (£) shares	Nov. 06, 2025	Sep. 01, 2025 ILS (₪)	Aug. 05, 2025 $ / shares shares	Jul. 30, 2025	Nov. 13, 2024 $ / shares
Subsequent Events [Line Items]
Exercise amount (in Dollars) | $																									$ 1,000,000
Price per share (in Dollars per share) | $ / shares																																													$ 2.39
Common stock par valuee (in Dollars per share) | $ / shares																							$ 0.0001	[1]			$ 0.0001	[1]			$ 0.0001			$ 0.0001	[1]			$ 0.0001	[1]
Priced IPO units																				1,337,500							690,000		138,556
Shares of common stock																			1,666,666				8,767
Common stock reserved for issuance																											5,934,289				6,501,895			5,934,289
Acquire a controlling interest									100.00%
Consideration amount (in Dollars)																																					£ 1,000	$ 1,255		£ 1,000
Sponsor acquired units																			1
Issuance shares of common stock																					2,385,170
Value issued | $																			$ 9,999,996								$ 464,000						$ 3,055,814
Percentage of purchase price																																		10.00%		10.00%
Installment payables | ₪												₪ 5,950,000
Percentage of number of escrow shares																																		25.00%		25.00%
Purchase price of escrow shares																																		$ 3,500,000		₪ 11,900,000
Stock Issued During Period New Units																																		200		200
Price per share (in Dollars per share) | $ / shares																			$ 6
Purchase of common stock																							1,259,333	[1]			4,930,531	[1]			11,096,264			4,930,531	[1]			2,098,999	[1]
Preferred stock stated value (in Dollars) | $																								[1]				[1]							[1]				[1]
Conversion price per share (in Dollars per share) | $ / shares										$ 4.89
Consecutive trading days																																		10 years		10 years	10 days
Percentage of purchase price										1.50%
Value of listed securities (in Dollars) | $																																						$ 270,563
Issued shares																						47,533
Forecast [Member]
Subsequent Events [Line Items]
Restricted shares issued						377,432							310,000
Units sold			2,250,000	2,250,000
Price per share (in Dollars per share) | $ / shares			$ 10	$ 10						$ 6.76
Gross proceeds (in Dollars) | $			$ 172,500,000	$ 150,000,000
Common stock par valuee (in Dollars per share) | $ / shares			$ 0.0001	$ 0.0001
Number of rights			1	1
Number of shares			1	1
Priced IPO units			17,250,000
Options to purchase of units			2,250,000
Shares of common stock								250,000,000
Salary per month (in Dollars) | $		$ 7,500
Acquire percentage	100.00%
Exercise price per share (in Dollars per share) | $ / shares				$ 10						$ 0.001
Investor common stock value (in Dollars) | $	$ 250,000,000
Lending amount (in Dollars) | $																	$ 1,800,000
Percentage of issued and outstanding share capital									100.00%		100.00%	100.00%
Consideration amount (in Dollars) | $									$ 21,000,000
Cash									3,000,000		$ 10,500,000																															₪ 35,700,000
Sponsor acquired units				255,000
Pay the liquidated damages (in Dollars) | $									$ 3,000,000
Convert shares of common stock										10,224
Issuance shares of common stock															123,860
First payment of the company (in Dollars) | $														$ 100,000
Purchase units														20
Achieves the percentage of revenue targets														125.00%
Receive the percentage of credit on annual purchase														8.00%
Credit line (in Dollars) | $													$ 2
Value issued								$ 1,250,000			$ 14	₪ 47,600,000
Percentage of purchase price											75.00%	75.00%
Installment payables | $											$ 1,750,000
Principal amount | $											$ 8,750,000
Case interest accrues											10.00%																															10.00%
Cash payments (in New Shekels) | ₪												₪ 666,667
Working capital (in New Shekels) | ₪																																										₪ 2,000,000
Aggregate Purchase Price (in Dollars) | $										$ 10,000,000
Unit per price (in Dollars) | $										$ 50,000
Price per share (in Dollars per share) | $ / shares										$ 0.0001
Conversion price per share (in Dollars per share) | $ / shares										$ 4.89
Beneficial ownership percentage										9.90%
Consecutive trading days										10 days
Percentage of purchase price										1.50%
Percentage of gross proceeds										7.00%
Percentage of gross proceeds										4.00%
Price per share (in Dollars per share) | $ / shares								$ 0.0001
Discounted price percentage								97.50%
Trading volume percentage								20.00%
Percentage of shares outstanding								19.99%
Value of listed securities (in Dollars) | $							$ 50,000,000	$ 50,000,000
Consecutive business days							10 days						10 days
August 2025 Pre-funded Warrants [Member] | Forecast [Member]
Subsequent Events [Line Items]
Restricted shares issued						1,702,070
Warrants [Member]
Subsequent Events [Line Items]
Exercise of warrants																																					4,111,665
Common stock reserved for issuance																											5,465,249							5,465,249
Purchase of common stock																															4,899,166
Warrants [Member] | Forecast [Member]
Subsequent Events [Line Items]
Price per share (in Dollars per share) | $ / shares										$ 0.01
Aggregate shares of common stock	3,191,400
Exercise price per share (in Dollars per share) | $ / shares	$ 5.405								$ 1.5				$ 4.4
Sponsor acquired units									12,017,648
Purchase of common stock										15,957
Pre-Funded Warrant [Member]
Subsequent Events [Line Items]
Exercise of warrants																															1,353,333
Shares of common stock																										83,333
Exercise price per share (in Dollars per share) | $ / shares																											$ 0.0001				$ 0.0001			$ 0.0001
Pre-Funded Warrant [Member] | Forecast [Member]
Subsequent Events [Line Items]
Sponsor acquired units																																											1,702,088
June 2024 Warrants [Member] | Forecast [Member]
Subsequent Events [Line Items]
Exercise of warrants						150,000
November 2024 Warrants [Member] | Forecast [Member]
Subsequent Events [Line Items]
Exercise of warrants						351,424
Directors [Member]
Subsequent Events [Line Items]
Value issued | $																				$ 690,000
Nukk Picolo [Member] | Forecast [Member]
Subsequent Events [Line Items]
Equity interest														51.00%
Common Stock [Member]
Subsequent Events [Line Items]
Priced IPO units																													110,707					340,100		340,100
Shares of common stock																													319,952	94,710			83,332
Aggregate shares of common stock																															1,434	84,276
Issuance shares of common stock																																						8,767		8,767
Value issued | $																				$ 1,859,125									$ 771,085				$ 8
Value of listed securities (in Dollars) | $																																						$ 1
Issued shares																															310,000
Common Stock [Member] | Forecast [Member]
Subsequent Events [Line Items]
Common stock par valuee (in Dollars per share) | $ / shares										$ 0.0001
Exercise price per share (in Dollars per share) | $ / shares										$ 5.405
Sponsor acquired units									4,770,340
Convert shares of common stock															243,155
Percentage of shares outstanding								9.99%
Common Stock [Member] | Pre-Funded Warrant [Member]
Subsequent Events [Line Items]
Common stock par valuee (in Dollars per share) | $ / shares																											$ 0.0001				$ 0.0001			$ 0.0001
SC Capital II Sponsor LLC [Member] | Forecast [Member]
Subsequent Events [Line Items]
Acquisition price per share (in Dollars per share) | $ / shares			$ 10	$ 10
Subsequent Event [Member]
Subsequent Events [Line Items]
Number of directors																																									5
Cash (in Dollars) | $																		$ 5,000,000
Other investment (in Dollars) | $																		16,000,000
Subsequent Event [Member] | Forecast [Member]
Subsequent Events [Line Items]
Lending amount (in Dollars) | $																	3,000,000
Promissory note memorializing the previous funded (in Dollars) | $																	2,000,000
Future advances (in Dollars) | $																	$ 3,000,000
Payments for Other Fees (in Dollars) | $																$ 3,000,000
Acquire a controlling interest									100.00%
Subsequent Event [Member] | June 2024 and November 2024 Warrants [Member]
Subsequent Events [Line Items]
Restricted shares issued						377,432
Subsequent Event [Member] | June 2024 Warrants [Member]
Subsequent Events [Line Items]
Exercise of warrants						150,000
Subsequent Event [Member] | November 2024 Warrants [Member]
Subsequent Events [Line Items]
Exercise of warrants						351,424
Subsequent Event [Member] | August 2025 Pre-funded Warrants [Member]
Subsequent Events [Line Items]
Restricted shares issued						1,702,070
IPO [Member] | Forecast [Member]
Subsequent Events [Line Items]
Units sold			17,250,000	15,000,000
Price per share (in Dollars per share) | $ / shares				$ 10
Gross proceeds (in Dollars) | $				$ 150,000,000
IPO [Member] | SC Capital II Sponsor LLC [Member] | Forecast [Member]
Subsequent Events [Line Items]
Acquisition price per share (in Dollars per share) | $ / shares			$ 10
Over-Allotment Option [Member] | Forecast [Member]
Subsequent Events [Line Items]
Gross proceeds (in Dollars) | $				$ 22,500,000
Promissory Note [Member] | Forecast [Member]
Subsequent Events [Line Items]
Accrue interest rate									8.00%
August 2024 Note [Member] | Forecast [Member]
Subsequent Events [Line Items]
Conversion price per share (in Dollars per share) | $ / shares																																											$ 2.5
Secured Promissory Note [Member] | Forecast [Member]
Subsequent Events [Line Items]
Principal amount | ₪																																										₪ 29,750,000
First Quarter [Member] | Forecast [Member]
Subsequent Events [Line Items]
Purchase units														5
Second Quarter [Member] | Forecast [Member]
Subsequent Events [Line Items]
Purchase units														10
Third Quarter [Member] | Forecast [Member]
Subsequent Events [Line Items]
Purchase units														15
2025 Equity Incentive Plan [Member]
Subsequent Events [Line Items]
Common stock reserved for issuance																															3,950,000
2025 Equity Incentive Plan [Member] | Forecast [Member]
Subsequent Events [Line Items]
Shares of common stock					3,095,000
2025 Equity Incentive Plan [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Shares of common stock					3,095,000
2025 Plan [Member]
Subsequent Events [Line Items]
Common stock reserved for issuance																											1,950,000							1,950,000
B. Rimon Agencies Ltd. [Member] | Subsequent Event [Member] | Forecast [Member]
Subsequent Events [Line Items]
Percentage of distribute genrators									100.00%
Water.IO Ltd. [Member] | Subsequent Event [Member] | Forecast [Member]
Subsequent Events [Line Items]
Percentage of distribute genrators									67.00%
12 Month of Promissory Note [Member] | Forecast [Member]
Subsequent Events [Line Items]
Consideration amount (in Dollars) | $									$ 16,000,000
Star 26 Capital Inc. [Member] | Forecast [Member]
Subsequent Events [Line Items]
Cash | $									5,000,000
6 Month of Promissory Note [Member] | Forecast [Member]
Subsequent Events [Line Items]
Consideration amount (in Dollars) | $									$ 3,000,000
Synthetic Darwin LLC [Member] | Forecast [Member]
Subsequent Events [Line Items]
Exercise amount (in Dollars) | $						$ 50,000,000
Number of Acquire Tokens																																												200,000,000
Issued shares						375,000
Mandragola Joint Venture [Member] | Forecast [Member]
Subsequent Events [Line Items]
Cumulative revenue (in Dollars) | $													$ 25,000,000
Mandragola Joint Venture [Member] | Warrants [Member] | Forecast [Member]
Subsequent Events [Line Items]
Sponsor acquired units													250,000
Mandragola Joint Venture [Member] | Performance Warrants [Member] | Forecast [Member]
Subsequent Events [Line Items]
Exercise price per share (in Dollars per share) | $ / shares													$ 6
Sponsor acquired units													350,000
Tiltan Acquisition [Member]
Subsequent Events [Line Items]
Value issued | ₪																																				₪ 1,000,000
Tiltan Acquisition [Member] | Forecast [Member]
Subsequent Events [Line Items]
Installment payables | ₪												₪ 5,950,000
Shareholder [Member]
Subsequent Events [Line Items]
Value issued | ₪																																				500,000
Nukkleus Inc. [Member]
Subsequent Events [Line Items]
Value issued | ₪																																				₪ 1,000,000
Synthetic Darwin LLC [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Restricted shares issued						375,000
Exercise amount (in Dollars) | $						$ 50,000,000
Sponsor [Member] | Forecast [Member]
Subsequent Events [Line Items]
Sponsor acquire units			255,000	255,000
Menachem Shalom [Member] | 2025 Equity Incentive Plan [Member] | CEO [Member] | Forecast [Member]
Subsequent Events [Line Items]
Shares of common stock					750,000
Menachem Shalom [Member] | 2025 Equity Incentive Plan [Member] | Subsequent Event [Member] | CEO [Member]
Subsequent Events [Line Items]
Shares of common stock					750,000
Reuven Yeganeh [Member] | 2025 Equity Incentive Plan [Member] | Directors [Member] | Forecast [Member]
Subsequent Events [Line Items]
Shares of common stock					10,000
Reuven Yeganeh [Member] | 2025 Equity Incentive Plan [Member] | Subsequent Event [Member] | Directors [Member]
Subsequent Events [Line Items]
Shares of common stock					10,000
David Rokach [Member] | 2025 Equity Incentive Plan [Member] | Directors [Member] | Forecast [Member]
Subsequent Events [Line Items]
Shares of common stock					5,000
David Rokach [Member] | 2025 Equity Incentive Plan [Member] | Subsequent Event [Member] | Directors [Member]
Subsequent Events [Line Items]
Shares of common stock					5,000
Aviya Volodarsky [Member] | 2025 Equity Incentive Plan [Member] | Directors [Member] | Forecast [Member]
Subsequent Events [Line Items]
Shares of common stock					5,000
Aviya Volodarsky [Member] | 2025 Equity Incentive Plan [Member] | Subsequent Event [Member] | Directors [Member]
Subsequent Events [Line Items]
Shares of common stock					5,000
Tomer Nagar [Member] | 2025 Equity Incentive Plan [Member] | Directors [Member] | Forecast [Member]
Subsequent Events [Line Items]
Shares of common stock					5,000
Tomer Nagar [Member] | 2025 Equity Incentive Plan [Member] | Subsequent Event [Member] | Directors [Member]
Subsequent Events [Line Items]
Shares of common stock					5,000
Mr.Levi [Member] | Chief Financial Officer [Member] | Forecast [Member]
Subsequent Events [Line Items]
Salary per month (in Dollars) | $		$ 7,500
Mr. Khurshid [Member] | Forecast [Member]
Subsequent Events [Line Items]
Business combination consideration transferred (in Pounds) | £															£ 102,000
Maximum [Member]
Subsequent Events [Line Items]
Percentage of escrow purchase price																																		25.00%		25.00%
Maximum [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Invested company (in Dollars) | $																		21,000,000
Lending amount (in Dollars) | $																		1,800,000
Minimum [Member]
Subsequent Events [Line Items]
Percentage of escrow purchase price																																		25.00%		25.00%
Minimum [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Invested company (in Dollars) | $																		15,000,000
Lending amount (in Dollars) | $																		$ 1,000,000
Class A Ordinary Shares [Member] | Forecast [Member]
Subsequent Events [Line Items]
Common stock par valuee (in Dollars per share) | $ / shares				$ 0.0001
Series A Preferred Stock [Member] | Forecast [Member]
Subsequent Events [Line Items]
Preferred stock stated value (in Dollars) | $										$ 50,000
Redemption price per share (in Dollars per share) | $ / shares										$ 105
Beneficial ownership percentage										9.90%
Liquidation preference value (in Dollars) | $										$ 50,000

[1]	Retroactively restated for the reverse recapitalization as described in Note 1 and Note 4 and the one-for-eight reverse stock split described in Note 10.